PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 99.2%
Aerospace & Defense 0.0%
Moog, Inc. (Class A Stock)	1,200	$103,860
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	84,628	5,747,088
Airlines 0.9%
Mesa Air Group, Inc.*	264,300	2,976,018
SkyWest, Inc.*(a)	74,168	3,683,183
		6,659,201
Auto Components 0.7%
Modine Manufacturing Co.*	321,100	5,227,508
Standard Motor Products, Inc.	9,600	411,168
		5,638,676
Banks 20.2%
1st Source Corp.	6,400	304,576
Ameris Bancorp	105,500	5,706,495
Atlantic Union Bankshares Corp.	81,400	3,147,738
BancorpSouth Bank	99,700	2,950,123
BankUnited, Inc.	46,300	2,158,043
Banner Corp.	42,200	2,398,648
Byline Bancorp, Inc.	31,700	719,590
Camden National Corp.	17,325	826,749
Cathay General Bancorp	106,300	4,303,024
Central Pacific Financial Corp.	12,100	326,095
CNB Financial Corp.	34,399	875,798
Columbia Banking System, Inc.	5,000	217,650
Community Trust Bancorp, Inc.	78,466	3,496,445
ConnectOne Bancorp, Inc.	116,600	3,165,690
Customers Bancorp, Inc.*	155,230	5,358,540
CVB Financial Corp.	22,300	472,983
Dime Community Bancshares, Inc.	9,900	327,888
Eagle Bancorp, Inc.	30,900	1,650,369
Enterprise Financial Services Corp.	16,000	786,080
Financial Institutions, Inc.	138,927	4,435,939
First Bancorp(a)	22,700	962,480
First Busey Corp.	56,700	1,416,366
First Business Financial Services, Inc.	18,500	489,510
First Commonwealth Financial Corp.	52,700	763,623

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Financial Bancorp	223,751	$5,484,137
First Financial Corp.	77,259	3,417,938
First Merchants Corp.	63,800	2,948,198
First Midwest Bancorp, Inc.	206,300	4,326,111
Flushing Financial Corp.	11,400	265,278
Fulton Financial Corp.(a)	296,100	5,048,505
Great Southern Bancorp, Inc.	27,563	1,554,829
Hanmi Financial Corp.	68,278	1,386,043
HarborOne Bancorp, Inc.	21,100	301,941
Heartland Financial USA, Inc.	93,704	4,710,500
Hilltop Holdings, Inc.	126,803	4,463,466
Home BancShares, Inc.(a)	90,900	2,529,747
Hope Bancorp, Inc.	347,716	5,219,217
Horizon Bancorp, Inc.	35,531	651,639
Independent Bank Group, Inc.(a)	64,700	4,885,497
International Bancshares Corp.	81,082	3,842,476
Investors Bancorp, Inc.	197,300	2,888,472
Lakeland Bancorp, Inc.	147,727	2,678,290
Metropolitan Bank Holding Corp.*	4,200	263,970
Midland States Bancorp, Inc.	31,400	884,852
MidWestOne Financial Group, Inc.	6,162	194,473
NBT Bancorp, Inc.(a)	12,700	481,203
OceanFirst Financial Corp.	169,900	3,883,914
OFG Bancorp (Puerto Rico)	21,100	499,859
Old National Bancorp(a)	194,543	3,676,863
Peapack-Gladstone Financial Corp.	81,279	2,600,928
QCR Holdings, Inc.	24,200	1,166,924
S&T Bancorp, Inc.	13,963	460,081
Sandy Spring Bancorp, Inc.	74,900	3,397,464
Simmons First National Corp. (Class A Stock)	196,700	5,605,950
South State Corp.	69,485	5,858,975
Southside Bancshares, Inc.	7,700	309,155
Towne Bank	47,900	1,483,942
Trustmark Corp.(a)	55,800	1,808,478
United Bankshares, Inc.(a)	113,000	4,437,510
United Community Banks, Inc.	13,000	425,360
Univest Financial Corp.	30,600	854,658
Valley National Bancorp(a)	530,500	7,304,985
Veritex Holdings, Inc.	55,600	1,878,168
WesBanco, Inc.	116,448	4,225,898
		155,566,336

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 0.0%
Novavax, Inc.*(a)	1,200	$284,316
Capital Markets 1.6%
Cowen, Inc. (Class A Stock)	41,700	1,646,733
Oppenheimer Holdings, Inc. (Class A Stock)	84,000	4,298,280
Stifel Financial Corp.(a)	91,700	6,344,723
		12,289,736
Chemicals 1.2%
AdvanSix, Inc.*	54,900	1,596,492
Kraton Corp.*	98,000	3,504,480
Minerals Technologies, Inc.(a)	36,900	2,883,366
PQ Group Holdings, Inc.(a)	51,200	716,800
Rayonier Advanced Materials, Inc.*	43,600	396,324
		9,097,462
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	5,400	277,614
ACCO Brands Corp.(a)	526,541	4,517,722
BrightView Holdings, Inc.*(a)	129,200	2,316,556
CoreCivic, Inc.*(a)	475,900	3,697,743
KAR Auction Services, Inc.*(a)	357,600	5,360,424
Matthews International Corp. (Class A Stock)	64,000	2,648,320
Quad/Graphics, Inc.*(a)	140,871	507,135
VSE Corp.	26,600	1,147,790
		20,473,304
Communications Equipment 0.2%
NETGEAR, Inc.*(a)	21,300	792,573
NetScout Systems, Inc.*(a)	15,600	408,642
		1,201,215
Construction & Engineering 0.5%
Arcosa, Inc.	4,800	289,392
EMCOR Group, Inc.	3,400	407,320
Northwest Pipe Co.*	18,800	625,476
Tutor Perini Corp.*	159,000	2,559,900
		3,882,088

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 2.5%
Encore Capital Group, Inc.*(a)	85,791	$3,375,018
Enova International, Inc.*	46,800	1,602,432
EZCORP, Inc. (Class A Stock)*(a)	195,200	1,098,976
Navient Corp.	236,900	3,987,027
Nelnet, Inc. (Class A Stock)	61,653	4,576,502
PRA Group, Inc.*(a)	36,500	1,375,320
Regional Management Corp.	77,200	2,989,956
		19,005,231
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	101,200	3,472,172
Graham Holdings Co. (Class B Stock)	2,500	1,589,025
Laureate Education, Inc. (Class A Stock)*	101,800	1,399,750
Perdoceo Education Corp.*	25,200	293,832
Strategic Education, Inc.	15,900	1,193,454
		7,948,233
Diversified Financial Services 0.1%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	38,800	572,688
Diversified Telecommunication Services 0.2%
Consolidated Communications Holdings, Inc.*(a)	157,600	1,134,720
Liberty Latin America Ltd. (Chile) (Class C Stock)*	28,000	390,600
		1,525,320
Electric Utilities 0.2%
ALLETE, Inc.(a)	17,000	1,196,120
OGE Energy Corp.	7,300	244,988
		1,441,108
Electrical Equipment 0.0%
Powell Industries, Inc.	12,200	429,928
Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.*(a)	20,400	2,327,028
Avnet, Inc.	54,300	2,384,856
Benchmark Electronics, Inc.	22,700	681,454

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Kimball Electronics, Inc.*	51,900	$1,194,219
Methode Electronics, Inc.	12,600	566,118
Sanmina Corp.*	112,400	4,590,416
ScanSource, Inc.*	80,200	2,424,446
TTM Technologies, Inc.*	298,900	4,483,500
		18,652,037
Energy Equipment & Services 0.6%
Archrock, Inc.	59,400	554,796
National Energy Services Reunited Corp.*	61,200	776,628
ProPetro Holding Corp.*	197,500	1,901,925
Select Energy Services, Inc. (Class A Stock)*	257,000	1,241,310
		4,474,659
Equity Real Estate Investment Trusts (REITs) 8.3%
Acadia Realty Trust	9,800	204,722
American Finance Trust, Inc.(a)	90,600	906,906
Brandywine Realty Trust(a)	84,400	1,141,932
City Office REIT, Inc.	47,600	520,268
Columbia Property Trust, Inc.	209,200	3,767,692
CorePoint Lodging, Inc.*	40,900	408,591
CTO Realty Growth, Inc.	33,661	1,784,033
Diversified Healthcare Trust	713,200	3,148,778
Franklin Street Properties Corp.	592,100	3,126,288
GEO Group, Inc. (The)(a)	507,700	2,797,427
Global Net Lease, Inc.	147,800	2,837,760
Kite Realty Group Trust	146,400	3,046,584
Macerich Co. (The)(a)	455,894	6,286,778
Mack-Cali Realty Corp.	43,900	718,204
Office Properties Income Trust	176,118	4,887,275
Paramount Group, Inc.	44,800	475,328
Piedmont Office Realty Trust, Inc. (Class A Stock)	306,300	5,703,306
Preferred Apartment Communities, Inc. (Class A Stock)(a)	256,200	2,613,240
Retail Properties of America, Inc. (Class A Stock)	224,000	2,627,520
RPT Realty	87,500	1,112,125
Sabra Health Care REIT, Inc.	351,500	6,386,755
Service Properties Trust	351,000	4,322,565
SITE Centers Corp.	164,200	2,421,950

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Realty Corp.(a)	31,739	$2,349,003
Whitestone REIT	67,400	658,498
		64,253,528
Food & Staples Retailing 2.5%
Andersons, Inc. (The)	19,600	562,912
Ingles Markets, Inc. (Class A Stock)(a)	79,605	4,878,991
SpartanNash Co.(a)	220,790	4,276,702
United Natural Foods, Inc.*(a)	164,600	6,067,156
Village Super Market, Inc. (Class A Stock)	28,500	694,830
Weis Markets, Inc.(a)	59,100	3,064,335
		19,544,926
Food Products 0.7%
Darling Ingredients, Inc.*	20,000	1,389,000
Fresh Del Monte Produce, Inc.(a)	23,900	673,980
Hostess Brands, Inc.*	24,600	376,134
Seneca Foods Corp. (Class A Stock)*	24,400	1,123,864
TreeHouse Foods, Inc.*(a)	33,900	1,613,640
		5,176,618
Gas Utilities 1.6%
South Jersey Industries, Inc.	173,900	4,304,025
Southwest Gas Holdings, Inc.	80,200	5,591,544
Spire, Inc.	31,900	2,403,346
		12,298,915
Health Care Providers & Services 0.5%
Brookdale Senior Living, Inc.*	332,300	2,173,242
National HealthCare Corp.	1,600	112,496
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	78,000	1,849,380
		4,135,118
Hotels, Restaurants & Leisure 0.1%
Biglari Holdings, Inc. (Class B Stock)*	6,400	851,584
Household Durables 5.8%
Beazer Homes USA, Inc.*	190,600	4,252,286

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Century Communities, Inc.*	53,700	$3,970,578
Ethan Allen Interiors, Inc.(a)	42,900	1,231,659
KB Home	135,900	6,554,457
M/I Homes, Inc.*	89,000	6,205,080
Meritage Homes Corp.*	66,300	7,053,657
Taylor Morrison Home Corp.*	206,500	6,444,865
Toll Brothers, Inc.	39,400	2,470,380
Tri Pointe Homes, Inc.*	276,100	6,576,702
		44,759,664
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	127,000	2,142,490
Insurance 2.9%
American Equity Investment Life Holding Co.	138,577	4,293,115
CNO Financial Group, Inc.	231,200	5,902,536
Employers Holdings, Inc.	87,398	3,537,871
Enstar Group Ltd.*	3,000	753,540
FBL Financial Group, Inc. (Class A Stock)	6,068	343,995
Genworth Financial, Inc. (Class A Stock)*(a)	194,400	839,808
Horace Mann Educators Corp.	18,900	757,890
National Western Life Group, Inc. (Class A Stock)	17,200	3,943,960
Safety Insurance Group, Inc.	5,900	483,977
Stewart Information Services Corp.	22,600	1,325,490
Watford Holdings Ltd. (Bermuda)*	10,600	369,516
		22,551,698
Interactive Media & Services 0.5%
Cars.com, Inc.*	314,800	4,158,508
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc. (Class A Stock)(a)	97,300	1,157,870
IT Services 0.3%
BM Technologies, Inc.(original cost $359,188; purchased 12/17/20)*^(f)	28,735	262,739
Conduent, Inc.*	40,000	272,000
DXC Technology Co.*	51,500	1,694,865
		2,229,604

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Machinery 0.8%
Altra Industrial Motion Corp.	5,000	$295,050
Greenbrier Cos., Inc. (The)(a)	103,800	4,903,512
Lydall, Inc.*	6,100	224,785
NN, Inc.*(a)	23,900	174,470
Park-Ohio Holdings Corp.	7,900	286,849
		5,884,666
Marine 0.9%
Costamare, Inc. (Monaco)	487,000	5,123,240
Kirby Corp.*	26,600	1,694,420
		6,817,660
Media 1.8%
Emerald Holding, Inc.*	258,200	1,448,502
Entercom Communications Corp.*(a)	525,800	2,544,872
EW Scripps Co. (The) (Class A Stock)(a)	88,200	1,906,884
Gray Television, Inc.	268,900	5,464,048
iHeartMedia, Inc. (Class A Stock)*	26,100	499,554
Saga Communications, Inc. (Class A Stock)*	1,710	38,526
TEGNA, Inc.	84,400	1,693,064
		13,595,450
Metals & Mining 1.8%
Carpenter Technology Corp.	40,100	1,518,587
Commercial Metals Co.(a)	163,600	4,780,392
Schnitzer Steel Industries, Inc. (Class A Stock)	80,000	3,776,800
SunCoke Energy, Inc.	351,200	2,370,600
Warrior Met Coal, Inc.	97,700	1,548,545
		13,994,924
Mortgage Real Estate Investment Trusts (REITs) 4.4%
Apollo Commercial Real Estate Finance, Inc.	293,683	4,466,918
Ares Commercial Real Estate Corp.	61,100	901,836
Arlington Asset Investment Corp. (Class A Stock)*(a)	234,196	960,204
ARMOUR Residential REIT, Inc.	187,000	2,324,410
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	159,900	5,195,151
Broadmark Realty Capital, Inc.(a)	125,000	1,347,500
Capstead Mortgage Corp.	43,200	279,936
Cherry Hill Mortgage Investment Corp.	133,814	1,354,198

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Chimera Investment Corp.	246,100	$3,233,754
Dynex Capital, Inc.(a)	117,235	2,368,147
Ellington Financial, Inc.	77,000	1,381,380
Granite Point Mortgage Trust, Inc.	148,900	1,971,436
KKR Real Estate Finance Trust, Inc.(a)	77,100	1,626,810
Ladder Capital Corp.	156,868	1,865,160
Ready Capital Corp.	113,872	1,652,283
Two Harbors Investment Corp.	232,100	1,810,380
Western Asset Mortgage Capital Corp.(a)	282,300	892,068
		33,631,571
Multiline Retail 0.8%
Big Lots, Inc.(a)	47,400	3,267,756
Dillard’s, Inc. (Class A Stock)(a)	12,200	1,206,702
Macy’s, Inc.*(a)	90,700	1,503,806
		5,978,264
Multi-Utilities 0.7%
Black Hills Corp.	59,400	4,097,412
NorthWestern Corp.	17,100	1,163,313
		5,260,725
Oil, Gas & Consumable Fuels 5.6%
Berry Corp.	300,500	1,836,055
Bonanza Creek Energy, Inc.*(a)	83,700	2,769,633
Brigham Minerals, Inc. (Class A Stock)	22,900	392,506
CNX Resources Corp.*(a)	286,400	3,843,488
Comstock Resources, Inc.*(a)	445,000	2,443,050
CONSOL Energy, Inc.*	135,800	1,192,324
DHT Holdings, Inc.	459,100	2,708,690
Diamond S Shipping, Inc.*(a)	82,600	813,610
Diamondback Energy, Inc.	21,300	1,740,849
Dorian LPG Ltd.*	199,900	2,656,671
Earthstone Energy, Inc. (Class A Stock)*	52,300	367,146
Frontline Ltd. (Norway)(a)	388,100	2,965,084
International Seaways, Inc.(a)	104,100	1,840,488
Nordic American Tankers Ltd.(a)	132,400	438,244
Ovintiv, Inc.	222,300	5,319,639
PDC Energy, Inc.*	18,300	668,133

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Penn Virginia Corp.*(a)	149,100	$2,032,233
Renewable Energy Group, Inc.*(a)	24,800	1,376,896
Scorpio Tankers, Inc. (Monaco)(a)	154,300	2,799,002
Southwestern Energy Co.*(a)	177,399	757,494
Talos Energy, Inc.*	77,000	861,630
World Fuel Services Corp.	102,700	3,176,511
		42,999,376
Paper & Forest Products 1.3%
Clearwater Paper Corp.*	76,200	2,549,652
Domtar Corp.*	100,600	3,965,652
Glatfelter Corp.	73,200	1,077,504
Verso Corp. (Class A Stock)	142,228	2,196,000
		9,788,808
Personal Products 0.7%
Edgewell Personal Care Co.(a)	148,700	5,680,340
Pharmaceuticals 0.3%
Lannett Co., Inc.*(a)	124,000	541,880
Prestige Consumer Healthcare, Inc.*	49,400	2,151,864
		2,693,744
Professional Services 1.1%
Acacia Research Corp.*	21,000	127,680
GP Strategies Corp.*	9,500	149,625
Kelly Services, Inc. (Class A Stock)*	188,900	4,731,945
Resources Connection, Inc.	43,700	616,607
TrueBlue, Inc.*	103,100	2,917,730
		8,543,587
Real Estate Management & Development 1.1%
Forestar Group, Inc.*	36,800	932,512
Jones Lang LaSalle, Inc.*	8,000	1,503,280
RE/MAX Holdings, Inc. (Class A Stock)	2,100	77,133
Realogy Holdings Corp.*(a)	355,600	6,144,768
		8,657,693

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.3%
ArcBest Corp.	64,400	$4,685,744
Covenant Logistics Group, Inc.*(a)	157,100	3,379,221
Knight-Swift Transportation Holdings, Inc.	48,100	2,266,472
		10,331,437
Semiconductors & Semiconductor Equipment 0.4%
Amkor Technology, Inc.(a)	35,500	717,810
Photronics, Inc.*(a)	196,900	2,500,630
		3,218,440
Software 0.2%
Xperi Holding Corp.	87,500	1,798,125
Specialty Retail 4.0%
Aaron’s Co., Inc. (The)	75,700	2,338,373
Cato Corp. (The) (Class A Stock)*	16,100	215,740
Conn’s, Inc.*(a)	61,700	1,248,808
Container Store Group, Inc. (The)*	30,900	435,381
Genesco, Inc.*	72,000	3,600,000
Group 1 Automotive, Inc.	26,000	4,268,160
Hibbett Sports, Inc.*(a)	55,800	4,433,310
MarineMax, Inc.*	93,200	5,293,760
ODP Corp. (The)*(a)	138,580	5,602,789
Signet Jewelers Ltd.*	45,000	2,688,750
Sonic Automotive, Inc. (Class A Stock)	7,500	370,050
		30,495,121
Technology Hardware, Storage & Peripherals 0.3%
Xerox Holdings Corp.	86,300	2,083,282
Textiles, Apparel & Luxury Goods 0.8%
G-III Apparel Group Ltd.*(a)	136,400	4,431,636
Movado Group, Inc.(a)	15,900	498,783
Vera Bradley, Inc.*	104,500	1,159,950
		6,090,369
Thrifts & Mortgage Finance 5.2%
Essent Group Ltd.	98,400	5,173,872

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	1,662	$170,953
Flagstar Bancorp, Inc.	108,200	5,035,628
HomeStreet, Inc.	23,700	967,908
Meridian Bancorp, Inc.	35,900	793,749
Meta Financial Group, Inc.	36,200	1,783,212
Mr. Cooper Group, Inc.*	157,800	5,440,944
NMI Holdings, Inc. (Class A Stock)*	28,900	746,776
Northfield Bancorp, Inc.	14,300	231,374
PennyMac Financial Services, Inc.	49,015	2,951,193
Premier Financial Corp.	67,882	2,144,393
Provident Financial Services, Inc.	177,220	4,177,076
Radian Group, Inc.	279,866	6,895,898
Washington Federal, Inc.	107,000	3,482,850
		39,995,826
Tobacco 0.6%
Universal Corp.(a)	79,000	4,442,170
Trading Companies & Distributors 5.2%
Air Lease Corp.	47,200	2,204,712
Beacon Roofing Supply, Inc.*	108,200	6,094,906
CAI International, Inc.	109,706	4,667,990
DXP Enterprises, Inc.*	15,300	447,831
GATX Corp.(a)	28,000	2,735,880
GMS, Inc.*	7,100	310,341
Rush Enterprises, Inc. (Class A Stock)	68,400	3,376,224
Textainer Group Holdings Ltd. (China)*	182,800	4,683,336
Titan Machinery, Inc.*	29,100	759,801
Triton International Ltd. (Bermuda)	111,400	5,588,938
Veritiv Corp.*(a)	41,700	1,746,396
WESCO International, Inc.*	78,700	7,218,364
		39,834,719
Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	100,300	2,304,894
United States Cellular Corp.*	61,900	2,112,647
		4,417,541

Total Common Stocks (cost $554,381,746)		764,486,847

PGIM QMA Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Exchange-Traded Fund 0.5%
iShares Russell 2000 Value ETF(a) (cost $3,279,688)	24,100	$3,913,358

Total Long-Term Investments (cost $557,661,434)		768,400,205

Short-Term Investments 14.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,454,909	1,454,909
PGIM Institutional Money Market Fund (cost $110,730,392; includes $110,719,749 of cash collateral for securities on loan)(b)(wa)	110,843,558	110,788,136

Total Short-Term Investments (cost $112,185,301)		112,243,045

TOTAL INVESTMENTS 114.3% (cost $669,846,735)		880,643,250
Liabilities in excess of other assets (14.3)%		(110,243,447)

Net Assets 100.0%		$770,399,803

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $262,739 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,327,490; cash collateral of $110,719,749 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $359,188. The aggregate value of $262,739 is 0.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).